Fees Summary	Jan. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,393,898,000
Previously Paid Amount	0
Total Fee Amount	213,406
Total Offset Amount	0
Net Fee	$ 213,406